Note 4 - Loans (Detail) - Credit Risk Profile by Creditworthiness Category (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable	$ 11,727,000	$ 22,332,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	59,303,000	44,087,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	49,619,000	61,509,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	50,336,000	45,213,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	2,036,000	2,707,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	10,287,000	11,957,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable	2,840,000	941,000
Residential 1-4 Family [Member] | Real Estate Secured [Member]
Financing Receivable	174,421,000	166,414,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	611,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	684,000	715,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	3,500,000	1,921,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	760,000	2,508,000
Multifamily [Member] | Real Estate Secured [Member]
Financing Receivable	5,555,000	5,144,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	6,825,000	8,469,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	29,038,000	27,461,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	25,130,000	26,026,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	11,139,000	9,714,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	8,152,000	8,781,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable		802,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member]
Financing Receivable	80,284,000	81,253,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	7,037,000	7,851,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	10,054,000	9,020,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	17,633,000	14,575,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	1,215,000	277,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	4,366,000	4,306,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable		3,212,000
Construction and Land Development [Member] | Real Estate Secured [Member]
Financing Receivable	40,305,000	39,241,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable	2,329,000	2,095,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	2,523,000	2,413,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	5,620,000	5,408,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	6,702,000	9,034,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	3,713,000	3,992,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	3,624,000	2,193,000
Commercial [Member] | Non-Real Estate Secured [Member]
Financing Receivable	24,511,000	25,135,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable	55,000	49,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 2 [Member]
Financing Receivable	309,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	234,000	225,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	1,105,000	237,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable		1,337,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	212,000	189,000
Consumer [Member] | Non-Real Estate Secured [Member]
Financing Receivable	1,915,000	2,037,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	191,000	258,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	227,000	257,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	60,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member]
Financing Receivable	478,000	515,000
Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable	2,384,000	2,144,000
Non-Real Estate Secured [Member] | Grade 2 [Member]
Financing Receivable	309,000
Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	76,724,000	63,303,000
Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	96,347,000	104,607,000
Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	103,361,000	98,106,000
Non-Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	18,103,000	16,690,000
Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	27,401,000	29,934,000
Non-Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable	2,840,000	4,955,000
Non-Real Estate Secured [Member]
Financing Receivable	$ 327,469,000	$ 319,739,000